Trade Receivables, Net	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Trade Receivables, Net
10.	TRADE RECEIVABLES, NET

	December 31
	2022	2023
	NT$	NT$	US$ (Note 4)

At amortized cost
Gross carrying amount	$109,408,693	$94,232,032	$3,077,467
Less: Allowance for impairment loss	164,408	340,417	11,117

	109,244,285	93,891,615	3,066,350
At FVTOCI	5,402,714	5,637,485	184,111

	$114,646,999	$99,529,100	$3,250,461

a.	Trade receivables

1)	At amortized cost
The Group’s average credit terms granted to the customers were 30 to 90 days. The Group evaluates the risk and probability of credit loss of trade receivables by reference to the Group’s past experiences, financial condition of each customer, as well as competitive advantage and future development of the industry in which the customer operates. The Group then reviews the recoverable amount of each individual trade receivable at each balance sheet date to ensure that adequate allowance is made for possible irrecoverable amounts. In this regard, management believes the Group’s credit risk was significantly reduced.
The Group measures the loss allowance for trade receivables at an amount equal to lifetime ECLs. The expected credit losses on trade receivables are estimated using a provision matrix by reference to past default experience of the debtor and an analysis of the debtor’s current financial position, adjusted for general economic conditions of the industry in which the debtors operate and an assessment of both the current as well as the forecast direction of economic conditions at each balance sheet date. As the Group’s historical credit loss experience shows significantly different loss patterns for different customer groups, the provision matrix for expected credit loss allowance based on trade receivables due status is further distinguished according to the Group’s different customer base.
The Group writes off a trade receivable when there is information indicating that the debtor is in severe financial difficulty and there is no realistic prospect of recovery. For trade receivables that have been written off, the Group continues to engage in enforcement activity to attempt to recover the receivables due. Where recoveries are made, these are recognized in profit or loss.
The following table details the loss allowance of trade receivables based on the Group’s provision matrix.
December 31, 2022

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Expected credit loss rate	0%	0%-10%	0%-70%	1%-100%	0%-100%

Gross carrying amount	$102,857,157	$4,765,548	$1,413,656	$294,937	$77,395	$109,408,693
Loss allowance (Lifetime ECLs)	(20,445)	(1,778)	(47,752)	(70,133)	(24,300)	(164,408)

	$102,836,712	$4,763,770	$1,365,904	$224,804	$53,095	$109,244,285

December 31, 2023

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Expected credit loss rate	0%	0%-10%	0%-70%	1%-100%	0%-100%

Gross carrying amount	$87,272,289	$4,915,827	$1,334,335	$251,769	$457,812	$94,232,032
Loss allowance (Lifetime ECLs)	(11,118)	(1,521)	(17,272)	(139,299)	(171,207)	(340,417)

	$87,261,171	$4,914,306	$1,317,063	$112,470	$286,605	$93,891,615

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Expected credit loss rate	0%	0%-10%	0%-70%	1%-100%	0%-100%

Gross carrying amount	$2,850,173	$160,543	$43,578	$8,222	$14,951	$3,077,467
Loss allowance (Lifetime ECLs)	(363)	(50)	(564)	(4,549)	(5,591)	(11,117)

	$2,849,810	$160,493	$43,014	$3,673	$9,360	$3,066,350

The movements of the loss allowance of trade receivables were as follows:

	December 31
	2021	2022	2023
	NT$	NT$	NT$	US$ (Note 4)

Balance at January 1	$97,358	$103,353	$164,408	$5,369
Remeasurement of loss allowance	17,078	59,490	108,672	3,549
Acquisition through business combinations	—	—	73,689	2,407
Amounts written off	(399)	—	(8,376)	(274)
Disposal of subsidiaries	(4,637)	—	—	—
Effects of foreign currency exchange differences	(6,047)	1,565	2,024	66

Balance at December 31	$103,353	$164,408	$340,417	$11,117

2)	At FVTOCI
For the trade receivables due from certain customers, the Group decides whether or not to factor these trade receivables to banks without recourse based on the Group’s demand of working capital. These trade receivables are classified as at FVTOCI because they are held within a business model whose objective is achieved by both the collection of contractual cash flows and the selling of financial assets.
The following table details the loss allowance of trade receivables at FVTOCI based on the Group’s provision matrix.

December 31, 2022

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Total
	NT$	NT$	NT$	NT$	NT$

Expected credit loss rate	0%	0%	0%	0%	—

Gross carrying amount	$5,291,410	$22,221	$83,767	$5,316	$5,402,714
Loss allowance (Lifetime ECLs)	—	—	—	—	—

	$5,291,410	$22,221	$83,767	$5,316	$5,402,714

December 31, 2023
	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Total
	NT$	NT$	NT$	NT$	NT$

Expected credit loss rate	0%	0%	0%	0%	—

Gross carrying amount	$5,548,363	$5	$76,717	$12,400	$5,637,485
Loss allowance (Lifetime ECLs)	—	—	—	—	—

	$5,548,363	$5	$76,717	$12,400	$5,637,485

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Expected credit loss rate	0%	0%	0%	0%	—

Gross carrying amount	$181,201	$—	$2,505	$405	$184,111
Loss allowance (Lifetime ECLs)	—	—	—	—	—

	$181,201	$—	$2,505	$405	$184,111

3)	At FVTPL
Some of the Group’s subsidiaries sell all of their trade receivables to banks without recourse. The sale will result in the derecognition of these trade receivables because the Group’s subsidiaries will transfer substantially all risks and rewards to banks. These trade receivables are measured at FVTPL because the objective of those subsidiaries’ business model is the selling of financial assets. As of December 31, 2022 and 2023, the trade receivables at FVTPL were all factored to banks without recourse.

b.	Transfers of financial assets
The followings were the Group’s outstanding trade receivables transferred but not yet due:

Counterparty	Receivables Factoring Proceed		Reclassified to Other Receivables		Advances Received- Unused		Advances Received- Used		Annual Interest Rates on Advances Received (%)

December 31, 2022

BNP Paribas	EUR	23,600	EUR	18,283	EUR	17,103	EUR	5,317	0.80

December 31, 2023

BNP Paribas	EUR	28,545	EUR	28,545	EUR	27,206	EUR	—	—

Pursuant to the factoring agreements, losses from commercial disputes (such as sales returns and discounts) are borne by the Group, while losses from credit risk are borne by banks. As of the date that the consolidated financial statements were authorized for issue by the management, the Group did not have a material commercial dispute and also expected to have no material commercial dispute in the foreseeable future.